SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of Authorized, Issued and Outstanding Share Capital
Authorized, issued and outstanding share capital in historical terms is as follows:

	Authorized	Issued and outstanding
	December 31	December 31,
	2018 and 2017	2018	2017*)
	Number of shares

Ordinary shares of par value NIS 3.0 each	10,000,000	2,028,552	2,028,552

Ordinary shares of par value NIS 3.0 each amount in US$		397,056	397,056

*)	Respectively adjusted to reflect reverse split of shares.

Schedule of Employee Option Activity
A summary of employee option activity under the Plan as of December 31, 2018 and changes during the year ended December 31, 2018 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2018	-	-	-	-
Granted	60,857	4.17

Outstanding at December 31, 2018	60,857	4.17	114	-

Exercisable at December 31, 2018	-	-	-	-

Schedule of Options Outstanding
The options outstanding as of December 31, 2018 are follows:

Number of options outstanding as of December 31, 2018	Exercise price	Weighted average remaining contractual life	Number of options exercisable as of December 31, 2018
		(In months)

60,857	4.17	114	-